Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Net revenue:
Total net revenue	$ 789	$ 2,350	$ 3,634	$ 8,030	$ 9,912	$ 6,442
Cost of revenue:
Total cost of revenue	687	1,001	2,767	3,974	4,905	3,890
Gross profit	102	1,349	867	4,056	5,007	2,552
Operating expenses:
Research and development	411	486	1,281	1,816	2,419	5,779
Selling, general and administrative	7,045	8,208	21,864	32,043	39,556	41,835
Impairment of long-lived assets		725		725	725	1,333
Loss from operations	(7,354)	(8,070)	(22,278)	(30,528)	(37,693)	(46,395)
Interest expense	868	547	3,637	1,032	2,325	1,582
Change in fair value of earnout liability		(210)	(960)	(490)	(440)	(31,879)
Change in fair value of warrants	(108)	(612)	320	(1,237)	(804)	(1,415)
Change in fair value of PIPE make-whole liability						(830)
Merger-related transaction costs expensed						4,009
Change in fair value of notes payable	27		27
Loss on issuance of preferred shares and liability-classified warrants	3,707		3,707
Financing costs expensed	600	443	600	443	7,266	2,894
Loss on extinguishment of notes payable	3,791	17	4,218	300
Other non-operating (gains) losses, net	553	19	(1,036)	(165)	84	1,707
Loss before income taxes	(16,792)	(8,274)	(32,791)	(30,411)	(46,124)	(22,463)
Income tax provision (benefit)	3	(2)	(18)	(9)	7	(2,429)
Net loss and comprehensive loss	$ (16,795)	$ (8,272)	$ (32,773)	$ (30,402)	(46,131)	(20,034)
Deemed dividend from warrant price adjustment						661
Net loss available to common stockholders					$ (46,131)	$ (20,695)
Net loss per share of Class A and Class B Common Stock:
Basic	$ (1.33)	$ (1.70)	$ (3.39)	$ (7.16)	$ (10.15)	$ (7.28)
Diluted	$ (1.33)	$ (1.70)	$ (3.39)	$ (7.16)	$ (10.15)	$ (7.53)
Weighted-average common shares outstanding:
Basic	12,640,059	4,878,530	9,683,935	4,247,441	4,546,509	2,841,958
Diluted	12,640,059	4,878,530	9,683,935	4,247,441	4,546,509	2,948,302
Product [Member]
Net revenue:
Total net revenue	$ 529	$ 1,503	$ 2,533	$ 4,911	$ 5,996	$ 5,890
Cost of revenue:
Total cost of revenue	528	655	1,933	2,912	3,563	3,752
Service [Member]
Net revenue:
Total net revenue	260	847	1,101	3,119	3,916	552
Cost of revenue:
Total cost of revenue	$ 159	$ 346	$ 834	$ 1,062	$ 1,342	$ 138